Label	Element	Value
(WFA Income Funds - Classes A and C) | (Wells Fargo Core Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 22 and 23 of the Prospectus and "Additional Purchase and Redemption Information" on page 67 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 39 for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	 Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	 Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 542% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	542.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in bonds;

  at least 80% of the Fund's total assets in investment-grade debt securities;

  up to 25% of the Fund's total assets in asset-backed securities, other than mortgage-backed securities; and

  up to 20% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers.

The Fund is a gateway fund that invests substantially all of its assets in the Core Bond Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

We invest principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities. As part of our investment strategy, we may enter into mortgage dollar rolls and reverse repurchase agreements, as well as invest in U.S. dollar-denominated debt securities of foreign issuers. We may also use futures, options or swap agreements to manage risk or to enhance return or as a substitute for purchasing the underlying security. While we may purchase securities of any maturity or duration, under normal circumstances, we expect to maintain an overall portfolio dollar-weighted average effective duration that is within 10% of that of the Fund's benchmark. The Fund's benchmark, the Bloomberg Barclays U.S. Aggregate Bond index, had a duration of 5.85 years, as of August 31, 2017. "Dollar-Weighted Average Effective Duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.

We invest in debt securities that we believe offer competitive returns and are undervalued, offering additional income and/or price appreciation potential relative to other debt securities of similar credit quality and interest rate sensitivity. From time to time, we may also invest in unrated bonds that we believe are comparable to investment-grade debt securities. We may sell a security that has achieved its desired return or if we believe the security or its sector has become overvalued. We may also sell a security if a more attractive opportunity becomes available or if the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment.

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+4.70%
Lowest Quarter: 4th Quarter 2016	-3.05%

Year-to-date total return as of 6/30/2018 is -1.90%

Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Income Funds - Classes A and C) | (Wells Fargo Core Bond Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	4.01%
(WFA Income Funds - Classes A and C) | (Wells Fargo Core Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.39%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[3]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.78%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 526
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	698
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	885
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,425
Bar Chart [Heading]	rr_BarChartHeading	 Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2008	rr_AnnualReturn2008	2.63%
Annual Return 2009	rr_AnnualReturn2009	11.08%
Annual Return 2010	rr_AnnualReturn2010	7.44%
Annual Return 2011	rr_AnnualReturn2011	8.20%
Annual Return 2012	rr_AnnualReturn2012	6.13%
Annual Return 2013	rr_AnnualReturn2013	(2.28%)
Annual Return 2014	rr_AnnualReturn2014	5.76%
Annual Return 2015	rr_AnnualReturn2015	0.21%
Annual Return 2016	rr_AnnualReturn2016	2.41%
Annual Return 2017	rr_AnnualReturn2017	3.16%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is -1.90%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.90%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.70%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.05%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	(1.48%)
5 Years	rr_AverageAnnualReturnYear05	0.88%
10 Years	rr_AverageAnnualReturnYear10	3.93%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2001
(WFA Income Funds - Classes A and C) | (Wells Fargo Core Bond Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.19%)
5 Years	rr_AverageAnnualReturnYear05	0.12%
10 Years	rr_AverageAnnualReturnYear10	2.58%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2001
(WFA Income Funds - Classes A and C) | (Wells Fargo Core Bond Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.84%)
5 Years	rr_AverageAnnualReturnYear05	0.33%
10 Years	rr_AverageAnnualReturnYear10	2.54%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2001
(WFA Income Funds - Classes A and C) | (Wells Fargo Core Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.39%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[3]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.53%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 256
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	494
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	856
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,874
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	156
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	494
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	856
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,874
1 Year	rr_AverageAnnualReturnYear01	1.48%
5 Years	rr_AverageAnnualReturnYear05	1.07%
10 Years	rr_AverageAnnualReturnYear10	3.60%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2001
(WFA Income Funds - Classes A and C) | (Wells Fargo Real Return Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks returns that exceed the rate of inflation over the long-term.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 22 and 23 of the Prospectus and "Additional Purchase and Redemption Information" on page 67 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 39 for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	 Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	 Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in debt securities;

  at least 65% of the Fund's total assets in inflation-indexed debt securities;

  up to 20% of the Fund's total assets in below investment-grade debt securities;

  up to 15% of the Fund's total assets in debt securities of foreign-issuers, including issuers from emerging markets; and

  up to 20% of the Fund's total assets in equity securities, including common and preferred stock, of domestic and foreign issuers, including issuers from emerging markets.

The Fund is a gateway fund that invests substantially all of its assets in the Real Return Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

We utilize an active allocation strategy to diversify the portfolio across various investments, assets and sectors, in an attempt to generate a real return (a return in excess of the rate of inflation) over an economic cycle, consistent with an appropriate level of risk. We allocate investments to various broad asset classes based on our assessment of changing economic, global market, industry, and issuer conditions. We use a "top-down" analysis of macroeconomic trends combined with a "bottom-up" fundamental analysis of market sectors, industries, and issuers to seek to take advantage of varying sector reactions to the economic environment. In implementing the active allocation strategy, we evaluate relative risk and relative values across asset classes, countries, sectors, and issuers.

We invest principally in debt securities, seeking to exceed the rate of inflation over a full market cycle. These securities may have fixed, floating or variable rates and may include debt securities of both domestic and foreign issuers, including issuers from emerging markets. We invest primarily in inflation-indexed debt securities issued or guaranteed by governments, their agencies or instrumentalities, as well as corporate issuers. We may also invest in a variety of other debt securities, including corporate, mortgage- and asset-backed securities, bank loans and government obligations. We treat the returns from inflation-indexed debt securities as including interest paid on the principal amount of the security, adjustments made to the principal amount based on an official inflation measure and changes in market value.

We invest in investment-grade debt securities by generally purchasing securities that we believe have strong relative value based on an analysis of a security's characteristics (such as its principal value, coupon rate, credit quality, maturity, duration and yield) in light of the current market environment. We may also invest in below investment-grade debt securities, often called "high yield securities" or "junk bonds". We start our investment process with a focus on bottom-up fundamental credit analysis to generate investment ideas, to understand the potential risks, and to select individual securities that may potentially add value from income and/or capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. We may sell a debt security due to changes in credit characteristics or our outlook, as well as changes in portfolio strategy or cash flow needs or to replace a debt security with another security that presents what we believe to be a better value or risk/reward profile. We do not manage the Fund's portfolio to a specific maturity or duration.

We may invest in equity securities, including common and preferred stocks, of domestic and foreign issuers, including emerging market issuers and American Depositary Receipts (ADRs). We seek out investments that we believe have strong financial attributes and offer compelling valuation opportunities. We may invest in equity securities of companies of any size. These investments will generally be within sectors of the market that we believe to be inflation-sensitive.

We may invest in derivatives, such as futures and swaps that have economic or financial characteristics that are similar to inflation-indexed, debt securities or equity securities. We may also use futures contracts to manage or adjust duration and yield curve exposure, as well as to manage risk or to enhance return.

We may enter into currency-related transactions through derivative instruments, including currency and cross currency forwards. The use of derivative currency transactions is intended to allow the Fund to manage, hedge or reduce a foreign currency-specific risk exposure of a portfolio security or its denominated currency or to obtain net long exposure to selected currencies for the purpose of generating income or additional returns.

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2008	+5.19%
Lowest Quarter: 2nd Quarter 2013	-7.50%

Year-to-date total return as of 6/30/2018 is -0.69%

Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Income Funds - Classes A and C) | (Wells Fargo Real Return Fund) | Bloomberg Barclays U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.01%
5 Years	rr_AverageAnnualReturnYear05	0.13%
10 Years	rr_AverageAnnualReturnYear10	3.53%
(WFA Income Funds - Classes A and C) | (Wells Fargo Real Return Fund) | Consumer Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	1.43%
10 Years	rr_AverageAnnualReturnYear10	1.61%
(WFA Income Funds - Classes A and C) | (Wells Fargo Real Return Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[7]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.78%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 526
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	741
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	974
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,641
Bar Chart [Heading]	rr_BarChartHeading	 Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2008	rr_AnnualReturn2008	(2.60%)
Annual Return 2009	rr_AnnualReturn2009	9.17%
Annual Return 2010	rr_AnnualReturn2010	5.67%
Annual Return 2011	rr_AnnualReturn2011	12.43%
Annual Return 2012	rr_AnnualReturn2012	6.26%
Annual Return 2013	rr_AnnualReturn2013	(9.45%)
Annual Return 2014	rr_AnnualReturn2014	2.79%
Annual Return 2015	rr_AnnualReturn2015	(0.62%)
Annual Return 2016	rr_AnnualReturn2016	5.95%
Annual Return 2017	rr_AnnualReturn2017	4.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is -0.69%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.69%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.19%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 2nd Quarter 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.50%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	(0.62%)
5 Years	rr_AverageAnnualReturnYear05	(0.53%)
10 Years	rr_AverageAnnualReturnYear10	2.72%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2003
(WFA Income Funds - Classes A and C) | (Wells Fargo Real Return Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.39%)
5 Years	rr_AverageAnnualReturnYear05	(1.41%)
10 Years	rr_AverageAnnualReturnYear10	1.70%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2003
(WFA Income Funds - Classes A and C) | (Wells Fargo Real Return Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.28%)
5 Years	rr_AverageAnnualReturnYear05	(0.65%)
10 Years	rr_AverageAnnualReturnYear10	1.82%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2003
(WFA Income Funds - Classes A and C) | (Wells Fargo Real Return Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.45%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%	[7]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.53%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 256
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	538
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	945
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,084
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	156
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	538
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	945
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,084
1 Year	rr_AverageAnnualReturnYear01	2.24%
5 Years	rr_AverageAnnualReturnYear05	(0.37%)
10 Years	rr_AverageAnnualReturnYear10	2.45%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2003
(WFA Income Funds - Class R) | (Wells Fargo Core Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 542% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	542.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in bonds;

  at least 80% of the Fund's total assets in investment-grade debt securities;

  up to 25% of the Fund's total assets in asset-backed securities, other than mortgage-backed securities; and

  up to 20% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers.

The Fund is a gateway fund that invests substantially all of its assets in the Core Bond Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

We invest principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities. As part of our investment strategy, we may enter into mortgage dollar rolls and reverse repurchase agreements, as well as invest in U.S. dollar-denominated debt securities of foreign issuers. We may also use futures, options or swap agreements to manage risk or to enhance return or as a substitute for purchasing the underlying security. While we may purchase securities of any maturity or duration, under normal circumstances, we expect to maintain an overall portfolio dollar-weighted average effective duration that is within 10% of that of the Fund's benchmark. The Fund's benchmark, the Bloomberg Barclays U.S. Aggregate Bond index, had a duration of 5.85 years, as of August 31, 2017. "Dollar-Weighted Average Effective Duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.

We invest in debt securities that we believe offer competitive returns and are undervalued, offering additional income and/or price appreciation potential relative to other debt securities of similar credit quality and interest rate sensitivity. From time to time, we may also invest in unrated bonds that we believe are comparable to investment-grade debt securities. We may sell a security that has achieved its desired return or if we believe the security or its sector has become overvalued. We may also sell a security if a more attractive opportunity becomes available or if the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment.

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+4.69%
Lowest Quarter: 4th Quarter 2016	-3.19%

Year-to-date total return as of 6/30/2018 is -2.02%

Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns for the periods ended 12/31/2017 	[9]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Income Funds - Class R) | (Wells Fargo Core Bond Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	4.01%
(WFA Income Funds - Class R) | (Wells Fargo Core Bond Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[10]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.03%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	339
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	591
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,313
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R as of 12/31 each year  	[9]
Annual Return 2008	rr_AnnualReturn2008	2.47%
Annual Return 2009	rr_AnnualReturn2009	10.76%
Annual Return 2010	rr_AnnualReturn2010	6.87%
Annual Return 2011	rr_AnnualReturn2011	7.81%
Annual Return 2012	rr_AnnualReturn2012	5.90%
Annual Return 2013	rr_AnnualReturn2013	(2.53%)
Annual Return 2014	rr_AnnualReturn2014	5.52%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	2.02%
Annual Return 2017	rr_AnnualReturn2017	3.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is -2.02%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.02%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.69%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.19%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	3.02%
5 Years	rr_AverageAnnualReturnYear05	1.57%
10 Years	rr_AverageAnnualReturnYear10	4.12%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 09, 2010
(WFA Income Funds - Class R4) | (Wells Fargo Core Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 542% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	542.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in bonds;

  at least 80% of the Fund's total assets in investment-grade debt securities;

  up to 25% of the Fund's total assets in asset-backed securities, other than mortgage-backed securities; and

  up to 20% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers.

The Fund is a gateway fund that invests substantially all of its assets in the Core Bond Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

We invest principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities. As part of our investment strategy, we may enter into mortgage dollar rolls and reverse repurchase agreements, as well as invest in U.S. dollar-denominated debt securities of foreign issuers. We may also use futures, options or swap agreements to manage risk or to enhance return or as a substitute for purchasing the underlying security. While we may purchase securities of any maturity or duration, under normal circumstances, we expect to maintain an overall portfolio dollar-weighted average effective duration that is within 10% of that of the Fund's benchmark. The Fund's benchmark, the Bloomberg Barclays U.S. Aggregate Bond index, had a duration of 5.85 years, as of August 31, 2017. "Dollar-Weighted Average Effective Duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.

We invest in debt securities that we believe offer competitive returns and are undervalued, offering additional income and/or price appreciation potential relative to other debt securities of similar credit quality and interest rate sensitivity. From time to time, we may also invest in unrated bonds that we believe are comparable to investment-grade debt securities. We may sell a security that has achieved its desired return or if we believe the security or its sector has become overvalued. We may also sell a security if a more attractive opportunity becomes available or if the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment.

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+4.76%
Lowest Quarter: 4th Quarter 2016	-3.00%

Year-to-date total return as of 6/30/2018 is -1.69%

Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns for the periods ended 12/31/2017 	[12]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Income Funds - Class R4) | (Wells Fargo Core Bond Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	4.01%
(WFA Income Funds - Class R4) | (Wells Fargo Core Bond Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.39%	[13]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%	[14]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.52%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	184
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	327
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 742
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year  	[12]
Annual Return 2008	rr_AnnualReturn2008	3.04%
Annual Return 2009	rr_AnnualReturn2009	11.39%
Annual Return 2010	rr_AnnualReturn2010	7.39%
Annual Return 2011	rr_AnnualReturn2011	8.41%
Annual Return 2012	rr_AnnualReturn2012	6.48%
Annual Return 2013	rr_AnnualReturn2013	(1.96%)
Annual Return 2014	rr_AnnualReturn2014	6.06%
Annual Return 2015	rr_AnnualReturn2015	0.44%
Annual Return 2016	rr_AnnualReturn2016	2.62%
Annual Return 2017	rr_AnnualReturn2017	3.46%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is -1.69%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.69%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.76%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.00%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	3.46%
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	4.67%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Income Funds - Class R6) | (Wells Fargo Core Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 542% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	542.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in bonds;

  at least 80% of the Fund's total assets in investment-grade debt securities;

  up to 25% of the Fund's total assets in asset-backed securities, other than mortgage-backed securities; and

  up to 20% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers.

The Fund is a gateway fund that invests substantially all of its assets in the Core Bond Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

We invest principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities. As part of our investment strategy, we may enter into mortgage dollar rolls and reverse repurchase agreements, as well as invest in U.S. dollar-denominated debt securities of foreign issuers. We may also use futures, options or swap agreements to manage risk or to enhance return or as a substitute for purchasing the underlying security. While we may purchase securities of any maturity or duration, under normal circumstances, we expect to maintain an overall portfolio dollar-weighted average effective duration that is within 10% of that of the Fund's benchmark. The Fund's benchmark, the Bloomberg Barclays U.S. Aggregate Bond index, had a duration of 5.85 years, as of August 31, 2017. "Dollar-Weighted Average Effective Duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.

We invest in debt securities that we believe offer competitive returns and are undervalued, offering additional income and/or price appreciation potential relative to other debt securities of similar credit quality and interest rate sensitivity. From time to time, we may also invest in unrated bonds that we believe are comparable to investment-grade debt securities. We may sell a security that has achieved its desired return or if we believe the security or its sector has become overvalued. We may also sell a security if a more attractive opportunity becomes available or if the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment.

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+4.78%
Lowest Quarter: 4th Quarter 2016	-2.96%

Year-to-date total return as of 6/30/2018 is -1.70%

Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns for the periods ended 12/31/2017 	[16]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Income Funds - Class R6) | (Wells Fargo Core Bond Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	4.01%
(WFA Income Funds - Class R6) | (Wells Fargo Core Bond Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.39%	[17]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%	[18]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.37%	[19]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	136
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	244
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 559
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year 	[16]
Annual Return 2008	rr_AnnualReturn2008	3.14%
Annual Return 2009	rr_AnnualReturn2009	11.50%
Annual Return 2010	rr_AnnualReturn2010	7.49%
Annual Return 2011	rr_AnnualReturn2011	8.52%
Annual Return 2012	rr_AnnualReturn2012	6.59%
Annual Return 2013	rr_AnnualReturn2013	(1.81%)
Annual Return 2014	rr_AnnualReturn2014	6.22%
Annual Return 2015	rr_AnnualReturn2015	0.59%
Annual Return 2016	rr_AnnualReturn2016	2.78%
Annual Return 2017	rr_AnnualReturn2017	3.62%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is -1.70%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.70%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.78%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.96%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	3.62%
5 Years	rr_AverageAnnualReturnYear05	2.24%
10 Years	rr_AverageAnnualReturnYear10	4.80%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Income Funds - Class R6) | (Wells Fargo Real Return Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks returns that exceed the rate of inflation over the long-term.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[20]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in debt securities;

  at least 65% of the Fund's total assets in inflation-indexed debt securities;

  up to 20% of the Fund's total assets in below investment-grade debt securities;

  up to 15% of the Fund's total assets in debt securities of foreign-issuers, including issuers from emerging markets; and

  up to 20% of the Fund's total assets in equity securities, including common and preferred stock, of domestic and foreign issuers, including issuers from emerging markets.

The Fund is a gateway fund that invests substantially all of its assets in the Real Return Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

We utilize an active allocation strategy to diversify the portfolio across various investments, assets and sectors, in an attempt to generate a real return (a return in excess of the rate of inflation) over an economic cycle, consistent with an appropriate level of risk. We allocate investments to various broad asset classes based on our assessment of changing economic, global market, industry, and issuer conditions. We use a "top-down" analysis of macroeconomic trends combined with a "bottom-up" fundamental analysis of market sectors, industries, and issuers to seek to take advantage of varying sector reactions to the economic environment. In implementing the active allocation strategy, we evaluate relative risk and relative values across asset classes, countries, sectors, and issuers.

We invest principally in debt securities, seeking to exceed the rate of inflation over a full market cycle. These securities may have fixed, floating or variable rates and may include debt securities of both domestic and foreign issuers, including issuers from emerging markets. We invest primarily in inflation-indexed debt securities issued or guaranteed by governments, their agencies or instrumentalities, as well as corporate issuers. We may also invest in a variety of other debt securities, including corporate, mortgage- and asset-backed securities, bank loans and government obligations. We treat the returns from inflation-indexed debt securities as including interest paid on the principal amount of the security, adjustments made to the principal amount based on an official inflation measure and changes in market value.

We invest in investment-grade debt securities by generally purchasing securities that we believe have strong relative value based on an analysis of a security's characteristics (such as its principal value, coupon rate, credit quality, maturity, duration and yield) in light of the current market environment. We may also invest in below investment-grade debt securities, often called "high yield securities" or "junk bonds". We start our investment process with a focus on bottom-up fundamental credit analysis to generate investment ideas, to understand the potential risks, and to select individual securities that may potentially add value from income and/or capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. We may sell a debt security due to changes in credit characteristics or our outlook, as well as changes in portfolio strategy or cash flow needs or to replace a debt security with another security that presents what we believe to be a better value or risk/reward profile. We do not manage the Fund's portfolio to a specific maturity or duration.

We may invest in equity securities, including common and preferred stocks, of domestic and foreign issuers, including emerging market issuers and American Depositary Receipts (ADRs). We seek out investments that we believe have strong financial attributes and offer compelling valuation opportunities. We may invest in equity securities of companies of any size. These investments will generally be within sectors of the market that we believe to be inflation-sensitive.

We may invest in derivatives, such as futures and swaps that have economic or financial characteristics that are similar to inflation-indexed, debt securities or equity securities. We may also use futures contracts to manage or adjust duration and yield curve exposure, as well as to manage risk or to enhance return.

We may enter into currency-related transactions through derivative instruments, including currency and cross currency forwards. The use of derivative currency transactions is intended to allow the Fund to manage, hedge or reduce a foreign currency-specific risk exposure of a portfolio security or its denominated currency or to obtain net long exposure to selected currencies for the purpose of generating income or additional returns.

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2008	+5.36%
Lowest Quarter: 2nd Quarter 2013	-7.35%

Year-to-date total return as of 6/30/2018 is -0.41%

Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns for the periods ended 12/31/2017 	[21]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Income Funds - Class R6) | (Wells Fargo Real Return Fund) | Bloomberg Barclays U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.01%
5 Years	rr_AverageAnnualReturnYear05	0.13%
10 Years	rr_AverageAnnualReturnYear10	3.53%
(WFA Income Funds - Class R6) | (Wells Fargo Real Return Fund) | Consumer Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	1.43%
10 Years	rr_AverageAnnualReturnYear10	1.61%
(WFA Income Funds - Class R6) | (Wells Fargo Real Return Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.45%	[22]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%	[23]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.40%	[24]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	185
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	342
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 798
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year 	[21]
Annual Return 2008	rr_AnnualReturn2008	(2.39%)
Annual Return 2009	rr_AnnualReturn2009	9.46%
Annual Return 2010	rr_AnnualReturn2010	6.31%
Annual Return 2011	rr_AnnualReturn2011	12.60%
Annual Return 2012	rr_AnnualReturn2012	6.52%
Annual Return 2013	rr_AnnualReturn2013	(9.19%)
Annual Return 2014	rr_AnnualReturn2014	3.15%
Annual Return 2015	rr_AnnualReturn2015	(0.44%)
Annual Return 2016	rr_AnnualReturn2016	6.37%
Annual Return 2017	rr_AnnualReturn2017	4.34%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is -0.41%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.41%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.36%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 2nd Quarter 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.35%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	4.34%
5 Years	rr_AverageAnnualReturnYear05	0.69%
10 Years	rr_AverageAnnualReturnYear10	3.49%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
(WFA Income Funds - Administrator Class) | (Wells Fargo Core Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 542% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	542.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in bonds;

  at least 80% of the Fund's total assets in investment-grade debt securities;

  up to 25% of the Fund's total assets in asset-backed securities, other than mortgage-backed securities; and

  up to 20% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers.

The Fund is a gateway fund that invests substantially all of its assets in the Core Bond Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

We invest principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities. As part of our investment strategy, we may enter into mortgage dollar rolls and reverse repurchase agreements, as well as invest in U.S. dollar-denominated debt securities of foreign issuers. We may also use futures, options or swap agreements to manage risk or to enhance return or as a substitute for purchasing the underlying security. While we may purchase securities of any maturity or duration, under normal circumstances, we expect to maintain an overall portfolio dollar-weighted average effective duration that is within 10% of that of the Fund's benchmark. The Fund's benchmark, the Bloomberg Barclays U.S. Aggregate Bond index, had a duration of 5.85 years, as of August 31, 2017. "Dollar-Weighted Average Effective Duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.

We invest in debt securities that we believe offer competitive returns and are undervalued, offering additional income and/or price appreciation potential relative to other debt securities of similar credit quality and interest rate sensitivity. From time to time, we may also invest in unrated bonds that we believe are comparable to investment-grade debt securities. We may sell a security that has achieved its desired return or if we believe the security or its sector has become overvalued. We may also sell a security if a more attractive opportunity becomes available or if the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment.

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+4.79%
Lowest Quarter: 4th Quarter 2016	-3.04%

Year-to-date total return as of 6/30/2018 is -1.86%

Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns for the periods ended 12/31/2017
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Income Funds - Administrator Class) | (Wells Fargo Core Bond Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	4.01%
(WFA Income Funds - Administrator Class) | (Wells Fargo Core Bond Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.39%	[25]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[26]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.70%	[27]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	239
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	421
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 948
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2008	rr_AnnualReturn2008	2.86%
Annual Return 2009	rr_AnnualReturn2009	11.18%
Annual Return 2010	rr_AnnualReturn2010	7.18%
Annual Return 2011	rr_AnnualReturn2011	8.30%
Annual Return 2012	rr_AnnualReturn2012	6.29%
Annual Return 2013	rr_AnnualReturn2013	(2.21%)
Annual Return 2014	rr_AnnualReturn2014	5.87%
Annual Return 2015	rr_AnnualReturn2015	0.34%
Annual Return 2016	rr_AnnualReturn2016	2.44%
Annual Return 2017	rr_AnnualReturn2017	3.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is -1.86%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.86%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.79%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.04%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	3.28%
5 Years	rr_AverageAnnualReturnYear05	1.90%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1997
(WFA Income Funds - Administrator Class) | (Wells Fargo Core Bond Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.50%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	3.07%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1997
(WFA Income Funds - Administrator Class) | (Wells Fargo Core Bond Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.85%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	2.97%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1997
(WFA Income Funds - Administrator Class) | (Wells Fargo Real Return Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks returns that exceed the rate of inflation over the long-term.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[28]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in debt securities;

  at least 65% of the Fund's total assets in inflation-indexed debt securities;

  up to 20% of the Fund's total assets in below investment-grade debt securities;

  up to 15% of the Fund's total assets in debt securities of foreign-issuers, including issuers from emerging markets; and

  up to 20% of the Fund's total assets in equity securities, including common and preferred stock, of domestic and foreign issuers, including issuers from emerging markets.

The Fund is a gateway fund that invests substantially all of its assets in the Real Return Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

We utilize an active allocation strategy to diversify the portfolio across various investments, assets and sectors, in an attempt to generate a real return (a return in excess of the rate of inflation) over an economic cycle, consistent with an appropriate level of risk. We allocate investments to various broad asset classes based on our assessment of changing economic, global market, industry, and issuer conditions. We use a "top-down" analysis of macroeconomic trends combined with a "bottom-up" fundamental analysis of market sectors, industries, and issuers to seek to take advantage of varying sector reactions to the economic environment. In implementing the active allocation strategy, we evaluate relative risk and relative values across asset classes, countries, sectors, and issuers.

We invest principally in debt securities, seeking to exceed the rate of inflation over a full market cycle. These securities may have fixed, floating or variable rates and may include debt securities of both domestic and foreign issuers, including issuers from emerging markets. We invest primarily in inflation-indexed debt securities issued or guaranteed by governments, their agencies or instrumentalities, as well as corporate issuers. We may also invest in a variety of other debt securities, including corporate, mortgage- and asset-backed securities, bank loans and government obligations. We treat the returns from inflation-indexed debt securities as including interest paid on the principal amount of the security, adjustments made to the principal amount based on an official inflation measure and changes in market value.

We invest in investment-grade debt securities by generally purchasing securities that we believe have strong relative value based on an analysis of a security's characteristics (such as its principal value, coupon rate, credit quality, maturity, duration and yield) in light of the current market environment. We may also invest in below investment-grade debt securities, often called "high yield securities" or "junk bonds". We start our investment process with a focus on bottom-up fundamental credit analysis to generate investment ideas, to understand the potential risks, and to select individual securities that may potentially add value from income and/or capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. We may sell a debt security due to changes in credit characteristics or our outlook, as well as changes in portfolio strategy or cash flow needs or to replace a debt security with another security that presents what we believe to be a better value or risk/reward profile. We do not manage the Fund's portfolio to a specific maturity or duration.

We may invest in equity securities, including common and preferred stocks, of domestic and foreign issuers, including emerging market issuers and American Depositary Receipts (ADRs). We seek out investments that we believe have strong financial attributes and offer compelling valuation opportunities. We may invest in equity securities of companies of any size. These investments will generally be within sectors of the market that we believe to be inflation-sensitive.

We may invest in derivatives, such as futures and swaps that have economic or financial characteristics that are similar to inflation-indexed, debt securities or equity securities. We may also use futures contracts to manage or adjust duration and yield curve exposure, as well as to manage risk or to enhance return.

We may enter into currency-related transactions through derivative instruments, including currency and cross currency forwards. The use of derivative currency transactions is intended to allow the Fund to manage, hedge or reduce a foreign currency-specific risk exposure of a portfolio security or its denominated currency or to obtain net long exposure to selected currencies for the purpose of generating income or additional returns.

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2008	+5.36%
Lowest Quarter: 2nd Quarter 2013	-7.35%

Year-to-date total return as of 6/30/2018 is -0.45%

Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns for the periods ended 12/31/2017
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Income Funds - Administrator Class) | (Wells Fargo Real Return Fund) | Bloomberg Barclays U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.01%
5 Years	rr_AverageAnnualReturnYear05	0.13%
10 Years	rr_AverageAnnualReturnYear10	3.53%
(WFA Income Funds - Administrator Class) | (Wells Fargo Real Return Fund) | Consumer Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	1.43%
10 Years	rr_AverageAnnualReturnYear10	1.61%
(WFA Income Funds - Administrator Class) | (Wells Fargo Real Return Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.45%	[29]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[30]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.60%	[31]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	505
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,167
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2008	rr_AnnualReturn2008	(2.39%)
Annual Return 2009	rr_AnnualReturn2009	9.46%
Annual Return 2010	rr_AnnualReturn2010	6.31%
Annual Return 2011	rr_AnnualReturn2011	12.57%
Annual Return 2012	rr_AnnualReturn2012	6.51%
Annual Return 2013	rr_AnnualReturn2013	(9.19%)
Annual Return 2014	rr_AnnualReturn2014	3.15%
Annual Return 2015	rr_AnnualReturn2015	(0.44%)
Annual Return 2016	rr_AnnualReturn2016	6.28%
Annual Return 2017	rr_AnnualReturn2017	4.19%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is -0.45%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.45%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.36%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 2nd Quarter 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.35%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	4.19%
5 Years	rr_AverageAnnualReturnYear05	0.65%
10 Years	rr_AverageAnnualReturnYear10	3.47%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2003
(WFA Income Funds - Administrator Class) | (Wells Fargo Real Return Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.37%
5 Years	rr_AverageAnnualReturnYear05	(0.29%)
10 Years	rr_AverageAnnualReturnYear10	2.39%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2003
(WFA Income Funds - Administrator Class) | (Wells Fargo Real Return Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.45%
5 Years	rr_AverageAnnualReturnYear05	0.21%
10 Years	rr_AverageAnnualReturnYear10	2.39%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2003
(WFA Income Funds - Institutional Class) | (Wells Fargo Core Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 542% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	542.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in bonds;

  at least 80% of the Fund's total assets in investment-grade debt securities;

  up to 25% of the Fund's total assets in asset-backed securities, other than mortgage-backed securities; and

  up to 20% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers.

The Fund is a gateway fund that invests substantially all of its assets in the Core Bond Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

We invest principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities. As part of our investment strategy, we may enter into mortgage dollar rolls and reverse repurchase agreements, as well as invest in U.S. dollar-denominated debt securities of foreign issuers. We may also use futures, options or swap agreements to manage risk or to enhance return or as a substitute for purchasing the underlying security. While we may purchase securities of any maturity or duration, under normal circumstances, we expect to maintain an overall portfolio dollar-weighted average effective duration that is within 10% of that of the Fund's benchmark. The Fund's benchmark, the Bloomberg Barclays U.S. Aggregate Bond index, had a duration of 5.85 years, as of August 31, 2017. "Dollar-Weighted Average Effective Duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.

We invest in debt securities that we believe offer competitive returns and are undervalued, offering additional income and/or price appreciation potential relative to other debt securities of similar credit quality and interest rate sensitivity. From time to time, we may also invest in unrated bonds that we believe are comparable to investment-grade debt securities. We may sell a security that has achieved its desired return or if we believe the security or its sector has become overvalued. We may also sell a security if a more attractive opportunity becomes available or if the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment.

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+4.78%
Lowest Quarter: 4th Quarter 2016	-2.97%

Year-to-date total return as of 6/30/2018 is -1.72%

Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns for the periods ended 12/31/2017
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Income Funds - Institutional Class) | (Wells Fargo Core Bond Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	4.01%
(WFA Income Funds - Institutional Class) | (Wells Fargo Core Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.39%	[32]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%	[33]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.42%	[34]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	152
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	272
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 621
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class as of 12/31 each year
Annual Return 2008	rr_AnnualReturn2008	3.14%
Annual Return 2009	rr_AnnualReturn2009	11.50%
Annual Return 2010	rr_AnnualReturn2010	7.49%
Annual Return 2011	rr_AnnualReturn2011	8.52%
Annual Return 2012	rr_AnnualReturn2012	6.59%
Annual Return 2013	rr_AnnualReturn2013	(1.94%)
Annual Return 2014	rr_AnnualReturn2014	6.17%
Annual Return 2015	rr_AnnualReturn2015	0.62%
Annual Return 2016	rr_AnnualReturn2016	2.73%
Annual Return 2017	rr_AnnualReturn2017	3.57%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is -1.72%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.72%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.78%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.97%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	3.57%
5 Years	rr_AverageAnnualReturnYear05	2.19%
10 Years	rr_AverageAnnualReturnYear10	4.77%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2001
(WFA Income Funds - Institutional Class) | (Wells Fargo Core Bond Fund) | Institutional Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.66%
5 Years	rr_AverageAnnualReturnYear05	1.26%
10 Years	rr_AverageAnnualReturnYear10	3.24%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2001
(WFA Income Funds - Institutional Class) | (Wells Fargo Core Bond Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.01%
5 Years	rr_AverageAnnualReturnYear05	1.26%
10 Years	rr_AverageAnnualReturnYear10	3.14%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2001
(WFA Income Funds - Institutional Class) | (Wells Fargo Real Return Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks returns that exceed the rate of inflation over the long-term.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[35]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in debt securities;

  at least 65% of the Fund's total assets in inflation-indexed debt securities;

  up to 20% of the Fund's total assets in below investment-grade debt securities;

  up to 15% of the Fund's total assets in debt securities of foreign-issuers, including issuers from emerging markets; and

  up to 20% of the Fund's total assets in equity securities, including common and preferred stock, of domestic and foreign issuers, including issuers from emerging markets.

The Fund is a gateway fund that invests substantially all of its assets in the Real Return Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

We utilize an active allocation strategy to diversify the portfolio across various investments, assets and sectors, in an attempt to generate a real return (a return in excess of the rate of inflation) over an economic cycle, consistent with an appropriate level of risk. We allocate investments to various broad asset classes based on our assessment of changing economic, global market, industry, and issuer conditions. We use a "top-down" analysis of macroeconomic trends combined with a "bottom-up" fundamental analysis of market sectors, industries, and issuers to seek to take advantage of varying sector reactions to the economic environment. In implementing the active allocation strategy, we evaluate relative risk and relative values across asset classes, countries, sectors, and issuers.

We invest principally in debt securities, seeking to exceed the rate of inflation over a full market cycle. These securities may have fixed, floating or variable rates and may include debt securities of both domestic and foreign issuers, including issuers from emerging markets. We invest primarily in inflation-indexed debt securities issued or guaranteed by governments, their agencies or instrumentalities, as well as corporate issuers. We may also invest in a variety of other debt securities, including corporate, mortgage- and asset-backed securities, bank loans and government obligations. We treat the returns from inflation-indexed debt securities as including interest paid on the principal amount of the security, adjustments made to the principal amount based on an official inflation measure and changes in market value.

We invest in investment-grade debt securities by generally purchasing securities that we believe have strong relative value based on an analysis of a security's characteristics (such as its principal value, coupon rate, credit quality, maturity, duration and yield) in light of the current market environment. We may also invest in below investment-grade debt securities, often called "high yield securities" or "junk bonds". We start our investment process with a focus on bottom-up fundamental credit analysis to generate investment ideas, to understand the potential risks, and to select individual securities that may potentially add value from income and/or capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. We may sell a debt security due to changes in credit characteristics or our outlook, as well as changes in portfolio strategy or cash flow needs or to replace a debt security with another security that presents what we believe to be a better value or risk/reward profile. We do not manage the Fund's portfolio to a specific maturity or duration.

We may invest in equity securities, including common and preferred stocks, of domestic and foreign issuers, including emerging market issuers and American Depositary Receipts (ADRs). We seek out investments that we believe have strong financial attributes and offer compelling valuation opportunities. We may invest in equity securities of companies of any size. These investments will generally be within sectors of the market that we believe to be inflation-sensitive.

We may invest in derivatives, such as futures and swaps that have economic or financial characteristics that are similar to inflation-indexed, debt securities or equity securities. We may also use futures contracts to manage or adjust duration and yield curve exposure, as well as to manage risk or to enhance return.

We may enter into currency-related transactions through derivative instruments, including currency and cross currency forwards. The use of derivative currency transactions is intended to allow the Fund to manage, hedge or reduce a foreign currency-specific risk exposure of a portfolio security or its denominated currency or to obtain net long exposure to selected currencies for the purpose of generating income or additional returns.

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2008	+5.36%
Lowest Quarter: 2nd Quarter 2013	-7.35%

Year-to-date total return as of 6/30/2018 is -0.43%

Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns for the periods ended 12/31/2017 	[36]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Income Funds - Institutional Class) | (Wells Fargo Real Return Fund) | Bloomberg Barclays U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.01%
5 Years	rr_AverageAnnualReturnYear05	0.13%
10 Years	rr_AverageAnnualReturnYear10	3.53%
(WFA Income Funds - Institutional Class) | (Wells Fargo Real Return Fund) | Consumer Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	1.43%
10 Years	rr_AverageAnnualReturnYear10	1.61%
(WFA Income Funds - Institutional Class) | (Wells Fargo Real Return Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.45%	[37]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[38]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.45%	[39]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	201
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	369
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 858
Bar Chart [Heading]	rr_BarChartHeading	 Calendar Year Total Returns for Institutional Class as of 12/31 each year  	[36]
Annual Return 2008	rr_AnnualReturn2008	(2.39%)
Annual Return 2009	rr_AnnualReturn2009	9.46%
Annual Return 2010	rr_AnnualReturn2010	6.31%
Annual Return 2011	rr_AnnualReturn2011	12.60%
Annual Return 2012	rr_AnnualReturn2012	6.52%
Annual Return 2013	rr_AnnualReturn2013	(9.19%)
Annual Return 2014	rr_AnnualReturn2014	3.15%
Annual Return 2015	rr_AnnualReturn2015	(0.44%)
Annual Return 2016	rr_AnnualReturn2016	6.36%
Annual Return 2017	rr_AnnualReturn2017	4.24%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is -0.43%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.43%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.36%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 2nd Quarter 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.35%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	4.24%
5 Years	rr_AverageAnnualReturnYear05	0.67%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
(WFA Income Funds - Institutional Class) | (Wells Fargo Real Return Fund) | Institutional Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.32%
5 Years	rr_AverageAnnualReturnYear05	(0.29%)
10 Years	rr_AverageAnnualReturnYear10	2.39%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
(WFA Income Funds - Institutional Class) | (Wells Fargo Real Return Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.49%
5 Years	rr_AverageAnnualReturnYear05	0.22%
10 Years	rr_AverageAnnualReturnYear10	2.40%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016

[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[3]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[4]	The Manager has contractually committed through September 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying master portfolio invests, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[6]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[7]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[8]	The Manager has contractually committed through September 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying master portfolio invests, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[9]	Historical performance shown for Class R shares prior to their inception reflects the performance of Administrator Class shares, adjusted to reflect the higher expenses applicable to Class R shares.
[10]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[11]	The Manager has contractually committed through September 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying master portfolio invests, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[12]	Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares.
[13]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[14]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[15]	The Manager has contractually committed through September 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying master portfolio invests, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[16]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.
[17]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[18]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[19]	The Manager has contractually committed through September 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying master portfolio invests, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[20]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[21]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher.
[22]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[23]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[24]	The Manager has contractually committed through September 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying master portfolio invests, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[25]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[26]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[27]	The Manager has contractually committed through September 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying master portfolio invests, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[28]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[29]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[30]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[31]	The Manager has contractually committed through September 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying master portfolio invests, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[32]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[33]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[34]	The Manager has contractually committed through September 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying master portfolio invests, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[35]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[36]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Class Institutional expenses. If these expenses had been included, returns for Institutional Class would be higher.
[37]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[38]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[39]	The Manager has contractually committed through September 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying master portfolio invests, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.